Market Risk (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Market Risk Exposure [Abstract]
Summary of Key Non-Traded Market Risks	Our key non-traded market risks are:

Key risks	Description
Interest rate risk
Yield curve risk: comes from timing mismatches in repricing fixed and variable rate assets, liabilities and off-balance sheet instruments.
It also comes from investing non-rate sensitive liabilities in interest-earning assets.
Basis risk: comes from pricing assets using a different rate index to the liabilities that fund them. We are exposed to basis risks associated with Bank of England bank rate, reserve rate linked assets we deposit with central banks, and the Sterling Overnight Index
Average (SONIA) rate. Since the cessation of LIBOR at the end of 2021, basis risk exposure has been immaterial.

Spread risk
Spread risk arises when the value of assets or liabilities which are accounted for at fair value (either through Other
Comprehensive Income or through Profit and Loss) are affected by changes in the credit spread. We measure these spreads as the difference between the discount rate we use to value the asset or liability, and an underlying interest rate curve.

Foreign exchange risk
Our banking businesses operate mainly in sterling markets, so we do not create significant foreign exchange exposures. The only exception to this is money we raise in foreign currencies. For more on this, see ‘Wholesale funding’ in the ‘Liquidity risk’ section.

Income statement volatility risk
We measure most of the assets and liabilities in our banking book balance sheet at amortised cost. We sometimes manage their risk profile by using derivatives. As all derivatives are accounted for at fair value, the mismatch in their accounting treatment can lead to volatility in our Income Statement. This happens even if the derivative is an economic hedge of the asset or liability.

Summary of NII and EVE Sensitivities Measurement

Net Interest Income (NII) sensitivity
–NII sensitivity is an income-based measure we use to forecast the changes to interest income and interest expense in different scenarios. It gives us a combined impact on net interest income over a given period – usually 12 or 36 months.

–We calculate NII sensitivity as the change in NII for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

EVE sensitivity
–We calculate EVE sensitivity as the change in the net present value of all the interest rate sensitive items in the banking book balance sheet for a defined set of instantaneous parallel and non-parallel shifts in the yield curve.

Summary of Detailed Information about VaR	Value at Risk (VaR) (audited)

VaR
–VaR indicates the losses that we might suffer because of unfavourable changes in the markets under normal (non-stressed) market conditions.
–We run a historical simulation using historical daily price moves to find how much we might lose, normally at a 99% confidence level.
The limitations of VaR
VaR is a useful and important market standard measure of risk, but it does have some limitations. These include:
–VaR assumes what happened in the past is a reliable way to predict what will happen in the future. This may not always be the case
–VaR is based on positions at the end of the business day so it doesn’t include intra-day positions
–VaR does not predict how big the loss could be on the 1% of trading days that it is greater than the VaR
–Using a time horizon of one day means VaR does not tell us everything about exposures that we cannot liquidate or hedge within a day, or products with infrequent pricing.
Back-testing – comparing VaR estimates with reality
To check that the way we estimate VaR is reasonable, we back-test our VaR by comparing it against both actual and hypothetical profits and losses, using a one-
day time horizon. Back-testing allows us to identify exceptions – times when the predictions were out of line with what happened. We can then look for trends in these exceptions, which can help us decide whether we need to recalibrate our VaR model.

Summary of NII and EVE Sensitivity of Interest Rate Risk	The table below shows how our net interest income would be affected by a 100bps parallel shift (both up and down) applied instantaneously to the yield curve at
31 December 2023 and 31 December 2022. Sensitivity to parallel shifts represents the amount of risk in a way that we think is both simple and scalable.

	2023		2022
	+100bps	-100bps	+100bps	-100bps
	£m	£m	£m	£m
NII sensitivity (audited)(1)	220	(220)	241	(197)
EVE sensitivity	(299)	265	(487)	635
(1) Based on modelling assumptions of repricing behaviour.